Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,
	2018	2017
Research and development claims receivable	$7,191	$4,069
Prepayments	2,208	681
VAT receivable	1,274	248
Other asset	717	—
Grant income receivable	678	279
Other receivable	121	135
Total prepaid expenses and other current assets	$12,189	$5,412